INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
INCOME TAXES
Schedule of the reconciliation of beginning and ending amount of unrecognized tax benefits

Balance at January 1, 2010	$5,563
Additions based on tax positions related to 2010	3,698
Interest	2,558
Balance at December 31, 2010	$11,819
Additions based on tax positions related to 2011	—
Interest and penalties	944
Balance at December 31, 2011	$12,763
Additions based on tax positions related to 2012	—
Interest and penalties	792
Balance at December 31, 2012	$13,555

Schedule of provision for income taxes

	Year ended
	December 31, 2010	December 31, 2011	December 31, 2012
Current
— PRC income tax expense	$4,382	$2,375	$270
— U.S. income tax expense	—	—	—
	4,382	2,375	270
Deferred
— PRC income tax expense	1,310	(3,037)	(7,181)
— U.S. income tax expense	(2,487)	—	—
	(1,177)	(3,037)	(7,181)
Unrecognized tax benefits
— PRC unrecognized tax benefits	3,696	761	780
— U.S. unrecognized tax benefits	2,487	—	—
	6,183	761	780
Income tax expense (benefits)	$9,388	$99	$(6,131)

Schedule of principal components of the deferred income tax assets and liabilities

	As of December 31, 2011	As of December 31, 2012
Current deferred income tax assets
Allowance for doubtful accounts	$2,422	$2,158
Product warranty provision	427	387
Write-down in value of inventory	2,221	2,667
Unrealized loss from change in fair value of foreign currency forward contracts	49	56
Others	1,879	2,577
	6,998	7,845
Less: valuation allowance	(1,843)	(2,561)
	5,155	5,284
Non-current deferred income tax assets
Pre-operating expenses	355	131
Net operating losses	51,915	67,615
Property, plant and equipment	3,122	2,873
Impairment on long-lived assets	4,173	—
Others	563	344
	60,128	70,963
Less: valuation allowance	(45,453)	(49,602)
	14,675	21,361
Current deferred income tax liabilities
Research and development expenses	363	190
Non-current deferred income tax liabilities
Property, plant and equipment	4,473	4,202
	$4,473	$4,202

Schedule of the analysis of deferred income tax balances for financial reporting purpose

	As of December 31, 2011	As of December 31, 2012
Current deferred income tax assets	$4,792	$5,094
Non-current deferred income tax assets	12,819	19,650
Current deferred income tax liabilities	—	—
Non-current deferred income tax liabilities	2,617	2,491

Schedule of the reconciliations between statutory tax rate and the entity's effective tax rate

	Year ended
	December 31, 2010	December 31, 2011	December 31, 2012
	%	%	%

Statutory tax rate (note)	25	25	25

Effect of expenses not deductible for tax purposes	(4)	(1)	(1)

Effect of income tax exemptions and reliefs	(2)	(3)	(6)

Effect of unrecognized tax benefits	(3)	(1)	(1)

Effect of income tax rate difference under different tax jurisdictions	(3)	(3)	1

Effect of valuation allowance on deferred income tax assets	(21)	(17)	(13)

Effective tax rate	(8)	(0)	5

Note:

The domestic tax rate in the jurisdiction where the operation of the Company is substantially based is used. On January 1, 2008, the new PRC enterprise income tax law took effect and has applied a uniform tax rate of 25% to domestic enterprises and foreign-invested enterprises.

Schedule of the provision for income taxes and earnings (loss) per share amounts if the reliefs granted in the form of preferential tax rates to certain subsidiaries were not available
	Year ended
	December 31, 2010	December 31, 2011	December 31, 2012
Provision for income taxes	$7,082	$(2,716)	$(13,177)
Basic and diluted income (loss) per share	$(0.57)	$(0.32)	$(0.38)